Accounts Receivable (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable
Gross accounts receivable	$ 1,080	$ 1,241
Allowance for credit losses	(26)	(28)
Net accounts receivable	1,054	1,213
Freight [Member]
Accounts receivable
Gross accounts receivable	869	1,008
Non-freight [Member]
Accounts receivable
Gross accounts receivable	$ 211	$ 233